Trade, Other Receivables and Other current assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade, Other Receivables and Other current assets

(€’000)	As at 31 December,
	2018	2017
Trade receivables	277	64
Advance deposits	90	152
Other trade receivables	0	17

Total Trade and Other receivables	367	233

Prepaid expenses	593	744
VAT receivable	255	391
Income and other tax receivables	737	1,120

Total Other current assets	1,585	2,255